PROVISION FOR EMPLOYEE BENEFITS - movements in provisions (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movements in provisions
Balance at beginning	₺ 417,846	₺ 371,283
Current year charge	500,731	485,737
Paid during the year	(281,579)	(269,893)
Monetary gain	(114,874)	(169,281)
Balance at ending	522,124	417,846
Personnel bonus
Movements in provisions
Balance at beginning	290,998	285,432
Current year charge	459,019	372,066
Paid during the year	(272,718)	(253,671)
Monetary gain	(71,508)	(112,829)
Balance at ending	405,791	290,998
Unused vacation
Movements in provisions
Balance at beginning	126,848	85,851
Current year charge	41,712	113,671
Paid during the year	(8,861)	(16,222)
Monetary gain	(43,366)	(56,452)
Balance at ending	₺ 116,333	₺ 126,848